Leases - Summary of Right-of use assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 9,982	€ 6,149
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	9,028	5,760
Laboratory equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	669
IT and telecommunication
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	177	258
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	74	90
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 34	€ 41